Analysis of the Changes in Accumulated Other Comprehensive Income (Loss) - Analysis of Change (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 34,141	$ 38,218	$ 45,179
Other comprehensive income	(271)	12	(48)
Ending balance	124,978	34,141	38,218
Foreign currency translation adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(206)	(218)
Other comprehensive income	(94)	12	(48)
Ending balance	(300)	(206)	(218)
Unrealized loss on marketable securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	0
Other comprehensive income	(177)	0	0
Ending balance	(177)	0	0
Total accumulated other comprehensive loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(206)	(218)	(170)
Other comprehensive income	(271)	12
Ending balance	$ (477)	$ (206)	$ (218)